Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000249214 | TD SYNNEX Corp. - ABFR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249214 | Ameren Corp. - ABFR_023608102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249214 | Everest Group Ltd. - ABFR_G3223R108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249214 | Reliance, Inc. - ABFR_759509102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249214 | Alliant Energy Corp. - ABFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249214 | United Rentals, Inc. - ABFR_911363109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249214 | TechnipFMC PLC - ABFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249214 | Dollar Tree, Inc. - ABFR_256746108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249214 | PACCAR, Inc. - ABFR_693718108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249214 | Medline, Inc. - ABFR_58507V107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249214 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000249214 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000249214 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000249214 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000249214 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000249214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249214 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000249214 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000249214 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249214 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000249214 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249214 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000120605 | SectorIndustrials
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Percent of Net Short Exposure	0.00%
C000120605 | SectorFinancials
Holdings [Line Items]
Percent of Net Long Exposure	9.40%
Percent of Net Short Exposure	0.00%
C000120605 | SectorHealth Care
Holdings [Line Items]
Percent of Net Long Exposure	5.50%
Percent of Net Short Exposure	0.00%
C000120605 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Long Exposure	19.40%
Percent of Net Short Exposure	0.00%
C000120605 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	0.00%
C000120605 | SectorMaterials
Holdings [Line Items]
Percent of Net Long Exposure	0.90%
Percent of Net Short Exposure	0.00%
C000120605 | SectorReal Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.20%)
C000120605 | SectorEnergy
Holdings [Line Items]
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	0.00%
C000120605 | SectorUtilities
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Percent of Net Short Exposure	0.00%
C000120605 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000120605 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Long Exposure	42.90%
Percent of Net Short Exposure	(2.30%)
C000120605 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Long Exposure	5.40%
Percent of Net Short Exposure	0.00%
C000120605 | Sector Other Net line
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
Percent of Net Short Exposure	0.00%
C000120605 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120605 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120605 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120605 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120605 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120605 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120605 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120605 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120605 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120605 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120605 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000120605 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000120605 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000120605 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120605 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120605 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120608 | SectorIndustrials
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Percent of Net Short Exposure	0.00%
C000120608 | SectorFinancials
Holdings [Line Items]
Percent of Net Long Exposure	9.40%
Percent of Net Short Exposure	0.00%
C000120608 | SectorHealth Care
Holdings [Line Items]
Percent of Net Long Exposure	5.50%
Percent of Net Short Exposure	0.00%
C000120608 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Long Exposure	19.40%
Percent of Net Short Exposure	0.00%
C000120608 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	0.00%
C000120608 | SectorMaterials
Holdings [Line Items]
Percent of Net Long Exposure	0.90%
Percent of Net Short Exposure	0.00%
C000120608 | SectorReal Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.20%)
C000120608 | SectorEnergy
Holdings [Line Items]
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	0.00%
C000120608 | SectorUtilities
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Percent of Net Short Exposure	0.00%
C000120608 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000120608 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Long Exposure	42.90%
Percent of Net Short Exposure	(2.30%)
C000120608 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Long Exposure	5.40%
Percent of Net Short Exposure	0.00%
C000120608 | Sector Other Net line
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
Percent of Net Short Exposure	0.00%
C000120608 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120608 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120608 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120608 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120608 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120608 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120608 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120608 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120608 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120608 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120608 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000120608 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000120608 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000120608 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120608 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120608 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120609 | SectorIndustrials
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Percent of Net Short Exposure	0.00%
C000120609 | SectorFinancials
Holdings [Line Items]
Percent of Net Long Exposure	9.40%
Percent of Net Short Exposure	0.00%
C000120609 | SectorHealth Care
Holdings [Line Items]
Percent of Net Long Exposure	5.50%
Percent of Net Short Exposure	0.00%
C000120609 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Long Exposure	19.40%
Percent of Net Short Exposure	0.00%
C000120609 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	0.00%
C000120609 | SectorMaterials
Holdings [Line Items]
Percent of Net Long Exposure	0.90%
Percent of Net Short Exposure	0.00%
C000120609 | SectorReal Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.20%)
C000120609 | SectorEnergy
Holdings [Line Items]
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	0.00%
C000120609 | SectorUtilities
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Percent of Net Short Exposure	0.00%
C000120609 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000120609 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Long Exposure	42.90%
Percent of Net Short Exposure	(2.30%)
C000120609 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Long Exposure	5.40%
Percent of Net Short Exposure	0.00%
C000120609 | Sector Other Net line
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
Percent of Net Short Exposure	0.00%
C000120609 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120609 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120609 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120609 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120609 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120609 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120609 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120609 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120609 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120609 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120609 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000120609 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000120609 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000120609 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120609 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120609 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120610 | SectorIndustrials
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Percent of Net Short Exposure	0.00%
C000120610 | SectorFinancials
Holdings [Line Items]
Percent of Net Long Exposure	9.40%
Percent of Net Short Exposure	0.00%
C000120610 | SectorHealth Care
Holdings [Line Items]
Percent of Net Long Exposure	5.50%
Percent of Net Short Exposure	0.00%
C000120610 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Long Exposure	19.40%
Percent of Net Short Exposure	0.00%
C000120610 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	0.00%
C000120610 | SectorMaterials
Holdings [Line Items]
Percent of Net Long Exposure	0.90%
Percent of Net Short Exposure	0.00%
C000120610 | SectorReal Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.20%)
C000120610 | SectorEnergy
Holdings [Line Items]
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	0.00%
C000120610 | SectorUtilities
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Percent of Net Short Exposure	0.00%
C000120610 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000120610 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Long Exposure	42.90%
Percent of Net Short Exposure	(2.30%)
C000120610 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Long Exposure	5.40%
Percent of Net Short Exposure	0.00%
C000120610 | Sector Other Net line
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
Percent of Net Short Exposure	0.00%
C000120610 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120610 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120610 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120610 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120610 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120610 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120610 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120610 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120610 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120610 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120610 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000120610 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000120610 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000120610 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120610 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120610 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028524 | iShares Russell 2000 Growth ETF - ABFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028524 | Moog, Inc. - ABFR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028524 | BrightSpring Health Services, Inc. - ABFR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028524 | ESCO Technologies, Inc. - ABFR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028524 | Chefs' Warehouse, Inc. (The) - ABFR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028524 | Ultra Clean Holdings, Inc. - ABFR_90385V107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028524 | Semtech Corp. - ABFR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028524 | Guardant Health, Inc. - ABFR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028524 | SiTime Corp. - ABFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028524 | FirstCash Holdings, Inc. - ABFR_33768G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028524 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028524 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000028524 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000028524 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028524 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000028524 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028524 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028524 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028524 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028524 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000028524 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028524 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028521 | iShares Russell 2000 Growth ETF - ABFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028521 | Moog, Inc. - ABFR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028521 | BrightSpring Health Services, Inc. - ABFR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028521 | ESCO Technologies, Inc. - ABFR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028521 | Chefs' Warehouse, Inc. (The) - ABFR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028521 | Ultra Clean Holdings, Inc. - ABFR_90385V107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028521 | Semtech Corp. - ABFR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028521 | Guardant Health, Inc. - ABFR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028521 | SiTime Corp. - ABFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028521 | FirstCash Holdings, Inc. - ABFR_33768G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028521 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028521 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000028521 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000028521 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028521 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000028521 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028521 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028521 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028521 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028521 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000028521 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028521 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028523 | iShares Russell 2000 Growth ETF - ABFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028523 | Moog, Inc. - ABFR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028523 | BrightSpring Health Services, Inc. - ABFR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028523 | ESCO Technologies, Inc. - ABFR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028523 | Chefs' Warehouse, Inc. (The) - ABFR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028523 | Ultra Clean Holdings, Inc. - ABFR_90385V107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028523 | Semtech Corp. - ABFR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028523 | Guardant Health, Inc. - ABFR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028523 | SiTime Corp. - ABFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028523 | FirstCash Holdings, Inc. - ABFR_33768G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028523 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028523 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000028523 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000028523 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028523 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000028523 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028523 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028523 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028523 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028523 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000028523 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028523 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028527 | iShares Russell 2000 Growth ETF - ABFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028527 | Moog, Inc. - ABFR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028527 | BrightSpring Health Services, Inc. - ABFR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028527 | ESCO Technologies, Inc. - ABFR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028527 | Chefs' Warehouse, Inc. (The) - ABFR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028527 | Ultra Clean Holdings, Inc. - ABFR_90385V107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028527 | Semtech Corp. - ABFR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028527 | Guardant Health, Inc. - ABFR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028527 | SiTime Corp. - ABFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028527 | FirstCash Holdings, Inc. - ABFR_33768G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028527 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028527 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000028527 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000028527 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028527 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000028527 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028527 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028527 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028527 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028527 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000028527 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028527 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159958 | iShares Russell 2000 Growth ETF - ABFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159958 | Moog, Inc. - ABFR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159958 | BrightSpring Health Services, Inc. - ABFR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159958 | ESCO Technologies, Inc. - ABFR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159958 | Chefs' Warehouse, Inc. (The) - ABFR_163086101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159958 | Ultra Clean Holdings, Inc. - ABFR_90385V107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159958 | Semtech Corp. - ABFR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159958 | Guardant Health, Inc. - ABFR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159958 | SiTime Corp. - ABFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159958 | FirstCash Holdings, Inc. - ABFR_33768G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159958 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000159958 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000159958 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000159958 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000159958 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000159958 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159958 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159958 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159958 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159958 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000159958 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159958 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000141795 | Cardinal Infrastructure Group, Inc. - ABFR_14154A102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141795 | Select Water Solutions, Inc. - ABFR_81617J301
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | Plexus Corp. - ABFR_729132100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Nicolet Bankshares, Inc. - ABFR_65406E102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | Extreme Networks, Inc. - ABFR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | UMB Financial Corp. - ABFR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | Horace Mann Educators Corp. - ABFR_440327104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | WaFd, Inc. - ABFR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | Monarch Casino & Resort, Inc. - ABFR_609027107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141795 | Ducommun, Inc. - ABFR_264147109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141795 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141795 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000141795 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000141795 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141795 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000141795 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000141795 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141795 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000141795 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141795 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141795 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141795 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000141795 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141790 | Cardinal Infrastructure Group, Inc. - ABFR_14154A102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141790 | Select Water Solutions, Inc. - ABFR_81617J301
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | Plexus Corp. - ABFR_729132100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Nicolet Bankshares, Inc. - ABFR_65406E102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | Extreme Networks, Inc. - ABFR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | UMB Financial Corp. - ABFR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | Horace Mann Educators Corp. - ABFR_440327104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | WaFd, Inc. - ABFR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | Monarch Casino & Resort, Inc. - ABFR_609027107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141790 | Ducommun, Inc. - ABFR_264147109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141790 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141790 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000141790 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000141790 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141790 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000141790 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000141790 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141790 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000141790 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141790 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141790 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141790 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000141790 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141791 | Cardinal Infrastructure Group, Inc. - ABFR_14154A102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141791 | Select Water Solutions, Inc. - ABFR_81617J301
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | Plexus Corp. - ABFR_729132100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Nicolet Bankshares, Inc. - ABFR_65406E102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | Extreme Networks, Inc. - ABFR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | UMB Financial Corp. - ABFR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | Horace Mann Educators Corp. - ABFR_440327104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | WaFd, Inc. - ABFR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | Monarch Casino & Resort, Inc. - ABFR_609027107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141791 | Ducommun, Inc. - ABFR_264147109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141791 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141791 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000141791 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000141791 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141791 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000141791 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000141791 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141791 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000141791 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141791 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141791 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141791 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000141791 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000133671 | Amphenol Corp. - ABFR_032095101
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000133671 | Eaton Corp. PLC - ABFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000133671 | Mastercard, Inc. - ABFR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000133671 | Quanta Services, Inc. - ABFR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000133671 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000133671 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133671 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133671 | Cadence Design Systems, Inc. - ABFR_127387108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133671 | Ecolab, Inc. - ABFR_278865100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133671 | Motorola Solutions, Inc. - ABFR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133671 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000133671 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000133671 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133671 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000133671 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000133671 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000133671 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133671 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000133671 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000133672 | Amphenol Corp. - ABFR_032095101
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000133672 | Eaton Corp. PLC - ABFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000133672 | Mastercard, Inc. - ABFR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000133672 | Quanta Services, Inc. - ABFR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000133672 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000133672 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133672 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133672 | Cadence Design Systems, Inc. - ABFR_127387108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133672 | Ecolab, Inc. - ABFR_278865100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133672 | Motorola Solutions, Inc. - ABFR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133672 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000133672 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000133672 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133672 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000133672 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000133672 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000133672 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133672 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000133672 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000133673 | Amphenol Corp. - ABFR_032095101
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000133673 | Eaton Corp. PLC - ABFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000133673 | Mastercard, Inc. - ABFR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000133673 | Quanta Services, Inc. - ABFR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000133673 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000133673 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133673 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133673 | Cadence Design Systems, Inc. - ABFR_127387108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133673 | Ecolab, Inc. - ABFR_278865100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133673 | Motorola Solutions, Inc. - ABFR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133673 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000133673 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000133673 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133673 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000133673 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000133673 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000133673 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133673 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000133673 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000133674 | Amphenol Corp. - ABFR_032095101
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000133674 | Eaton Corp. PLC - ABFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000133674 | Mastercard, Inc. - ABFR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000133674 | Quanta Services, Inc. - ABFR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000133674 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000133674 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133674 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133674 | Cadence Design Systems, Inc. - ABFR_127387108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133674 | Ecolab, Inc. - ABFR_278865100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133674 | Motorola Solutions, Inc. - ABFR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133674 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000133674 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000133674 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133674 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000133674 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000133674 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000133674 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133674 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000133674 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000133677 | Amphenol Corp. - ABFR_032095101
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000133677 | Eaton Corp. PLC - ABFR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000133677 | Mastercard, Inc. - ABFR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000133677 | Quanta Services, Inc. - ABFR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000133677 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000133677 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133677 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133677 | Cadence Design Systems, Inc. - ABFR_127387108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133677 | Ecolab, Inc. - ABFR_278865100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133677 | Motorola Solutions, Inc. - ABFR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133677 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000133677 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000133677 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000133677 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000133677 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000133677 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000133677 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133677 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000133677 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000141783 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000141783 | ASML Holding NV - ABFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000141783 | SK hynix, Inc. - ABFR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141783 | Tencent Holdings Ltd. - ABFR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141783 | Sea Ltd. - ABFR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141783 | 3i Group PLC - ABFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141783 | Safran SA - ABFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141783 | Kingspan Group PLC - ABFR_449123900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141783 | Beijer Ref AB - ABFR_BP2NJ4904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141783 | Standard Chartered PLC - ABFR_040828907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141783 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141783 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141783 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141783 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000141783 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000141783 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141783 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000141783 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000141783 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000141783 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141783 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000141783 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141783 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141783 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141783 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141783 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141783 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141783 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141783 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000141783 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000141783 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141783 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000141783 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000141783 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141783 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141783 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141785 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000141785 | ASML Holding NV - ABFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000141785 | SK hynix, Inc. - ABFR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141785 | Tencent Holdings Ltd. - ABFR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141785 | Sea Ltd. - ABFR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141785 | 3i Group PLC - ABFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141785 | Safran SA - ABFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141785 | Kingspan Group PLC - ABFR_449123900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141785 | Beijer Ref AB - ABFR_BP2NJ4904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141785 | Standard Chartered PLC - ABFR_040828907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141785 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141785 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141785 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141785 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000141785 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000141785 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141785 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000141785 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000141785 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000141785 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141785 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000141785 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141785 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141785 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141785 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141785 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141785 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141785 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000141785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000141785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000141785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000141785 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141785 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141785 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141786 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000141786 | ASML Holding NV - ABFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000141786 | SK hynix, Inc. - ABFR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141786 | Tencent Holdings Ltd. - ABFR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141786 | Sea Ltd. - ABFR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141786 | 3i Group PLC - ABFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141786 | Safran SA - ABFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141786 | Kingspan Group PLC - ABFR_449123900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141786 | Beijer Ref AB - ABFR_BP2NJ4904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141786 | Standard Chartered PLC - ABFR_040828907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141786 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141786 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141786 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141786 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000141786 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000141786 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141786 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000141786 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000141786 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000141786 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000141786 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000141786 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141786 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141786 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141786 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141786 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141786 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141786 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141786 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000141786 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000141786 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141786 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000141786 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000141786 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141786 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141786 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%